As filed with the Securities and Exchange Commission on March 31, 2005

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05632

Fremont Mutual Funds, Inc.
(Exact name of registrant as specified in charter)

333 Market Street, Suite 2600
San Francisco, CA 94105
(Address of principal executive offices) (Zip code)

Deborah Duncan, President & Treasurer
Fremont Mutual Funds, Inc.
333 Market Street, Suite 2600
San Francisco, CA 94105
(Name and address of agent for service)

(415) 284-8598
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2005

Date of reporting period: January 31, 2005

Item 1. Schedule of Investments.

On January 14, 2005, the Fremont Mutual Funds, Inc. reorganized into the Managers Funds. Therefore, as of January 31, 2005, there were no holdings in the Funds.

Item 2. Controls and Procedures.

(a)	The Registrant ceased operations on January 14, 2005.

(b)	See above.

Item 3. Exhibits.

See above.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Fremont Mutual Funds, Inc.
By (Signature and Title)	/s/ Deborah L. Duncan
Deborah L. Duncan, President

Date	March 30, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Deborah L. Duncan
Deborah L. Duncan, President & Treasurer

Date	March 30, 2005